Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class A
Trading Symbol	SHRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$124	1.13%
[1]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of ClearBridge Growth Fund returned 18.63%. The Fund compares its performance to the Russell Midcap Growth Index and the Russell 3000 Growth Index, which returned 26.42% and 22.01%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, a leader in semiconductor design for communications and networking devices, had dramatic near and mid-term growth demand from hyperscalers and other verticals for its custom based application-specific integrated circuits (chips) supporting buildout of artificial intelligence (AI) infrastructure. The company also benefited from pricing power, strong free cash flow and margin stability from its software division and diversified business model.

↑
Robinhood Markets, in the financials sector, operates a financial services platform catering to U.S. investors. Its stock continued to benefit from recent equity market volatility, strong participation from the retail segment of the markets and share gains within cryptocurrencies which have seen positive regulatory announcements. The company is executing well as it transitions from a brokerage to an integrated fintech company.

↑
CrowdStrike, in the IT sector, is a leading provider of information security solutions. The stock moved higher with crisp execution against a still-large market opportunity in the priority spending area of information security as well as a rotation back to higher growth software stocks. The company has continued to grow near and medium-term net new annual recurring revenue, driven by a combination of solid growth in its core markets and share gains in new and expanding opportunities.

Top detractors from performance:
↓
Vertex Pharmaceuticals, in the health care sector, is a biotechnology company with a leading franchise in cystic fibrosis and emerging treatments in areas including acute and chronic pain. The stock traded lower due to softer-than-expected quarterly revenue and earnings as well as the announcement that the company’s VX-993 treatment for acute pain failed to meet its objective in its Phase 2 pain study and would not progress further in trials. This, as well as a lack of support for a broad chronic pain label for its Journavx treatment from the FDA, caused the stock to underperform.

↓
UnitedHealth Group, in the health care sector, is a leading managed care and health services company. The stock was pressured through the reporting period due to a series of negative events which led to disappointing earnings and forward guidance reductions primarily due to elevated cost pressure impacting its Medicare Advantage unit and weakness at its Optum unit. The Fund exited the position during the period.

↓
Palantir Technologies, in the IT sector, is a software-as-a-service provider with an AI-powered operating system that connects data to existing customer applications. The stock increased more than four-fold in price during the reporting period, boosted by robust government and commercial demand for its AI-powered software solutions and was a relative detractor due to our significant underweight in the stock compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	18.63	8.02	7.38
Class A (with sales charge)	12.10	6.75	6.75
Russell 3000 Index	15.84	14.11	13.98
Russell Midcap Growth Index	26.42	11.01	12.96
Russell 3000 Growth Index	22.01	14.80	17.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,423,295,417
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 30,916,123
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,423,295,417
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$30,916,123
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class C
Trading Symbol	SAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$203	1.86%
[3]
Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of ClearBridge Growth Fund returned 17.77%. The Fund compares its performance to the Russell Midcap Growth Index and the Russell 3000 Growth Index, which returned 26.42% and 22.01%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, a leader in semiconductor design for communications and networking devices, had dramatic near and mid-term growth demand from hyperscalers and other verticals for its custom based application-specific integrated circuits (chips) supporting buildout of artificial intelligence (AI) infrastructure. The company also benefited from pricing power, strong free cash flow and margin stability from its software division and diversified business model.

↑
Robinhood Markets, in the financials sector, operates a financial services platform catering to U.S. investors. Its stock continued to benefit from recent equity market volatility, strong participation from the retail segment of the markets and share gains within cryptocurrencies which have seen positive regulatory announcements. The company is executing well as it transitions from a brokerage to an integrated fintech company.

↑
CrowdStrike, in the IT sector, is a leading provider of information security solutions. The stock moved higher with crisp execution against a still-large market opportunity in the priority spending area of information security as well as a rotation back to higher growth software stocks. The company has continued to grow near and medium-term net new annual recurring revenue, driven by a combination of solid growth in its core markets and share gains in new and expanding opportunities.

Top detractors from performance:
↓
Vertex Pharmaceuticals, in the health care sector, is a biotechnology company with a leading franchise in cystic fibrosis and emerging treatments in areas including acute and chronic pain. The stock traded lower due to softer-than-expected quarterly revenue and earnings as well as the announcement that the company’s VX-993 treatment for acute pain failed to meet its objective in its Phase 2 pain study and would not progress further in trials. This, as well as a lack of support for a broad chronic pain label for its Journavx treatment from the FDA, caused the stock to underperform.

↓
UnitedHealth Group, in the health care sector, is a leading managed care and health services company. The stock was pressured through the reporting period due to a series of negative events which led to disappointing earnings and forward guidance reductions primarily due to elevated cost pressure impacting its Medicare Advantage unit and weakness at its Optum unit. The Fund exited the position during the period.

↓
Palantir Technologies, in the IT sector, is a software-as-a-service provider with an AI-powered operating system that connects data to existing customer applications. The stock increased more than four-fold in price during the reporting period, boosted by robust government and commercial demand for its AI-powered software solutions and was a relative detractor due to our significant underweight in the stock compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	17.77	7.25	6.63
Class C (with sales charge)	17.02	7.25	6.63
Russell 3000 Index	15.84	14.11	13.98
Russell Midcap Growth Index	26.42	11.01	12.96
Russell 3000 Growth Index	22.01	14.80	17.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,423,295,417
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 30,916,123
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,423,295,417
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$30,916,123
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class FI
Trading Symbol	LMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$124	1.13%
[5]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class FI shares of ClearBridge Growth Fund returned 18.63%. The Fund compares its performance to the Russell Midcap Growth Index and the Russell 3000 Growth Index, which returned 26.42% and 22.01%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, a leader in semiconductor design for communications and networking devices, had dramatic near and mid-term growth demand from hyperscalers and other verticals for its custom based application-specific integrated circuits (chips) supporting buildout of artificial intelligence (AI) infrastructure. The company also benefited from pricing power, strong free cash flow and margin stability from its software division and diversified business model.

↑
Robinhood Markets, in the financials sector, operates a financial services platform catering to U.S. investors. Its stock continued to benefit from recent equity market volatility, strong participation from the retail segment of the markets and share gains within cryptocurrencies which have seen positive regulatory announcements. The company is executing well as it transitions from a brokerage to an integrated fintech company.

↑
CrowdStrike, in the IT sector, is a leading provider of information security solutions. The stock moved higher with crisp execution against a still-large market opportunity in the priority spending area of information security as well as a rotation back to higher growth software stocks. The company has continued to grow near and medium-term net new annual recurring revenue, driven by a combination of solid growth in its core markets and share gains in new and expanding opportunities.

Top detractors from performance:
↓
Vertex Pharmaceuticals, in the health care sector, is a biotechnology company with a leading franchise in cystic fibrosis and emerging treatments in areas including acute and chronic pain. The stock traded lower due to softer-than-expected quarterly revenue and earnings as well as the announcement that the company’s VX-993 treatment for acute pain failed to meet its objective in its Phase 2 pain study and would not progress further in trials. This, as well as a lack of support for a broad chronic pain label for its Journavx treatment from the FDA, caused the stock to underperform.

↓
UnitedHealth Group, in the health care sector, is a leading managed care and health services company. The stock was pressured through the reporting period due to a series of negative events which led to disappointing earnings and forward guidance reductions primarily due to elevated cost pressure impacting its Medicare Advantage unit and weakness at its Optum unit. The Fund exited the position during the period.

↓
Palantir Technologies, in the IT sector, is a software-as-a-service provider with an AI-powered operating system that connects data to existing customer applications. The stock increased more than four-fold in price during the reporting period, boosted by robust government and commercial demand for its AI-powered software solutions and was a relative detractor due to our significant underweight in the stock compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class FI	18.63	8.00	7.38
Russell 3000 Index	15.84	14.11	13.98
Russell Midcap Growth Index	26.42	11.01	12.96
Russell 3000 Growth Index	22.01	14.80	17.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,423,295,417
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 30,916,123
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,423,295,417
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$30,916,123
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class R
Trading Symbol	LMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$158	1.45%
[7]
Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of ClearBridge Growth Fund returned 18.25%. The Fund compares its performance to the Russell Midcap Growth Index and the Russell 3000 Growth Index, which returned 26.42% and 22.01%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, a leader in semiconductor design for communications and networking devices, had dramatic near and mid-term growth demand from hyperscalers and other verticals for its custom based application-specific integrated circuits (chips) supporting buildout of artificial intelligence (AI) infrastructure. The company also benefited from pricing power, strong free cash flow and margin stability from its software division and diversified business model.

↑
Robinhood Markets, in the financials sector, operates a financial services platform catering to U.S. investors. Its stock continued to benefit from recent equity market volatility, strong participation from the retail segment of the markets and share gains within cryptocurrencies which have seen positive regulatory announcements. The company is executing well as it transitions from a brokerage to an integrated fintech company.

↑
CrowdStrike, in the IT sector, is a leading provider of information security solutions. The stock moved higher with crisp execution against a still-large market opportunity in the priority spending area of information security as well as a rotation back to higher growth software stocks. The company has continued to grow near and medium-term net new annual recurring revenue, driven by a combination of solid growth in its core markets and share gains in new and expanding opportunities.

Top detractors from performance:
↓
Vertex Pharmaceuticals, in the health care sector, is a biotechnology company with a leading franchise in cystic fibrosis and emerging treatments in areas including acute and chronic pain. The stock traded lower due to softer-than-expected quarterly revenue and earnings as well as the announcement that the company’s VX-993 treatment for acute pain failed to meet its objective in its Phase 2 pain study and would not progress further in trials. This, as well as a lack of support for a broad chronic pain label for its Journavx treatment from the FDA, caused the stock to underperform.

↓
UnitedHealth Group, in the health care sector, is a leading managed care and health services company. The stock was pressured through the reporting period due to a series of negative events which led to disappointing earnings and forward guidance reductions primarily due to elevated cost pressure impacting its Medicare Advantage unit and weakness at its Optum unit. The Fund exited the position during the period.

↓
Palantir Technologies, in the IT sector, is a software-as-a-service provider with an AI-powered operating system that connects data to existing customer applications. The stock increased more than four-fold in price during the reporting period, boosted by robust government and commercial demand for its AI-powered software solutions and was a relative detractor due to our significant underweight in the stock compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	18.25	7.68	7.06
Russell 3000 Index	15.84	14.11	13.98
Russell Midcap Growth Index	26.42	11.01	12.96
Russell 3000 Growth Index	22.01	14.80	17.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,423,295,417
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 30,916,123
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,423,295,417
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$30,916,123
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class I
Trading Symbol	SAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	0.84%
[9]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class I shares of ClearBridge Growth Fund returned 18.99%. The Fund compares its performance to the Russell Midcap Growth Index and the Russell 3000 Growth Index, which returned 26.42% and 22.01%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, a leader in semiconductor design for communications and networking devices, had dramatic near and mid-term growth demand from hyperscalers and other verticals for its custom based application-specific integrated circuits (chips) supporting buildout of artificial intelligence (AI) infrastructure. The company also benefited from pricing power, strong free cash flow and margin stability from its software division and diversified business model.

↑
Robinhood Markets, in the financials sector, operates a financial services platform catering to U.S. investors. Its stock continued to benefit from recent equity market volatility, strong participation from the retail segment of the markets and share gains within cryptocurrencies which have seen positive regulatory announcements. The company is executing well as it transitions from a brokerage to an integrated fintech company.

↑
CrowdStrike, in the IT sector, is a leading provider of information security solutions. The stock moved higher with crisp execution against a still-large market opportunity in the priority spending area of information security as well as a rotation back to higher growth software stocks. The company has continued to grow near and medium-term net new annual recurring revenue, driven by a combination of solid growth in its core markets and share gains in new and expanding opportunities.

Top detractors from performance:
↓
Vertex Pharmaceuticals, in the health care sector, is a biotechnology company with a leading franchise in cystic fibrosis and emerging treatments in areas including acute and chronic pain. The stock traded lower due to softer-than-expected quarterly revenue and earnings as well as the announcement that the company’s VX-993 treatment for acute pain failed to meet its objective in its Phase 2 pain study and would not progress further in trials. This, as well as a lack of support for a broad chronic pain label for its Journavx treatment from the FDA, caused the stock to underperform.

↓
UnitedHealth Group, in the health care sector, is a leading managed care and health services company. The stock was pressured through the reporting period due to a series of negative events which led to disappointing earnings and forward guidance reductions primarily due to elevated cost pressure impacting its Medicare Advantage unit and weakness at its Optum unit. The Fund exited the position during the period.

↓
Palantir Technologies, in the IT sector, is a software-as-a-service provider with an AI-powered operating system that connects data to existing customer applications. The stock increased more than four-fold in price during the reporting period, boosted by robust government and commercial demand for its AI-powered software solutions and was a relative detractor due to our significant underweight in the stock compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class I	18.99	8.35	7.72
Russell 3000 Index	15.84	14.11	13.98
Russell Midcap Growth Index	26.42	11.01	12.96
Russell 3000 Growth Index	22.01	14.80	17.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,423,295,417
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 30,916,123
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,423,295,417
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$30,916,123
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Growth Fund
Class Name	Class IS
Trading Symbol	LSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Growth Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$81	0.74%
[11]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class IS shares of ClearBridge Growth Fund returned 19.10%. The Fund compares its performance to the Russell Midcap Growth Index and the Russell 3000 Growth Index, which returned 26.42% and 22.01%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, a leader in semiconductor design for communications and networking devices, had dramatic near and mid-term growth demand from hyperscalers and other verticals for its custom based application-specific integrated circuits (chips) supporting buildout of artificial intelligence (AI) infrastructure. The company also benefited from pricing power, strong free cash flow and margin stability from its software division and diversified business model.

↑
Robinhood Markets, in the financials sector, operates a financial services platform catering to U.S. investors. Its stock continued to benefit from recent equity market volatility, strong participation from the retail segment of the markets and share gains within cryptocurrencies which have seen positive regulatory announcements. The company is executing well as it transitions from a brokerage to an integrated fintech company.

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CrowdStrike, in the IT sector, is a leading provider of information security solutions. The stock moved higher with crisp execution against a still-large market opportunity in the priority spending area of information security as well as a rotation back to higher growth software stocks. The company has continued to grow near and medium-term net new annual recurring revenue, driven by a combination of solid growth in its core markets and share gains in new and expanding opportunities.

Top detractors from performance:
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Vertex Pharmaceuticals, in the health care sector, is a biotechnology company with a leading franchise in cystic fibrosis and emerging treatments in areas including acute and chronic pain. The stock traded lower due to softer-than-expected quarterly revenue and earnings as well as the announcement that the company’s VX-993 treatment for acute pain failed to meet its objective in its Phase 2 pain study and would not progress further in trials. This, as well as a lack of support for a broad chronic pain label for its Journavx treatment from the FDA, caused the stock to underperform.

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UnitedHealth Group, in the health care sector, is a leading managed care and health services company. The stock was pressured through the reporting period due to a series of negative events which led to disappointing earnings and forward guidance reductions primarily due to elevated cost pressure impacting its Medicare Advantage unit and weakness at its Optum unit. The Fund exited the position during the period.

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Palantir Technologies, in the IT sector, is a software-as-a-service provider with an AI-powered operating system that connects data to existing customer applications. The stock increased more than four-fold in price during the reporting period, boosted by robust government and commercial demand for its AI-powered software solutions and was a relative detractor due to our significant underweight in the stock compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class IS	19.10	8.45	7.82
Russell 3000 Index	15.84	14.11	13.98
Russell Midcap Growth Index	26.42	11.01	12.96
Russell 3000 Growth Index	22.01	14.80	17.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,423,295,417
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 30,916,123
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$4,423,295,417
Total Number of Portfolio Holdings	53
Total Management Fee Paid	$30,916,123
Portfolio Turnover Rate	26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.